Employee Future Benefits - Disaggregation of Defined Benefit Obligation (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 3,602	$ 3,826
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	379	428
U.S. plans | Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	2,338	2,500
U.S. plans | Pension plans | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	573	578
U.S. plans | Pension plans | Inactive and retired members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,765	1,922
U.S. plans | Retiree welfare plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	286	332
U.S. plans | Retiree welfare plans | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	7	8
U.S. plans | Retiree welfare plans | Inactive and retired members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	279	324
Canadian plans | Pension plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,264	1,326
Canadian plans | Pension plans | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	100	106
Canadian plans | Pension plans | Inactive and retired members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	1,164	1,220
Canadian plans | Retiree welfare plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation	93	96
Canadian plans | Retiree welfare plans | Active members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	0	0
Canadian plans | Retiree welfare plans | Inactive and retired members
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 93	$ 96